Goodwill and Other Intangible Assets, Net - Estimated aggregate amortization expense (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	¥ 24,019
2022	17,857
2023	9,540
2024	6,034
2025	957
Thereafter	138
Net carrying amount, Intangible assets subject to amortization	¥ 58,545	¥ 38,568